CONSOLIDATED BALANCE SHEETS (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Assets:
Cash and due from banks	¥ 1,884,531	¥ 3,399,459
Interest-bearing deposits in other banks	8,239,661	2,027,054
Call loans and funds sold	382,279	607,017
Receivables under resale agreements	7,467,557	7,131,621
Receivables under securities borrowing transactions	6,541,512	5,744,901
Trading account assets	28,105,899	31,527,969
Investments (Notes 5, 10 and 29):
Available-for-sale securities (including assets pledged that secured parties are permitted to sell or repledge of ¥3,766,797 million in 2010 and ¥2,713,538 million in 2011)	38,548,941	37,801,365	[1]
Held-to-maturity securities	1,202,123	603,379	[1]
Other investments	952,576	847,928
Loans (Notes 6, 7, 10 and 29)	64,689,814	63,782,851
Allowance for loan losses	(734,530)	(879,433)
Loans, net of allowance	63,955,284	62,903,418
Premises and equipment-net (Note 8)	1,114,204	1,047,917
Due from customers on acceptances	73,909	51,010
Accrued income	237,791	265,747
Goodwill (Note 9)	7,610	15,016
Intangible assets (Notes 3 and 9)	75,767	80,994
Deferred tax assets (Note 21)	854,477	826,157
Other	2,341,549	3,470,504
Total assets	161,985,670.0	158,351,456.0
Domestic:
Noninterest-bearing deposits	12,231,712	11,100,878
Interest-bearing deposits	67,631,781	67,136,833
Foreign:
Noninterest-bearing deposits	580,956	530,818
Interest-bearing deposits	8,771,178	8,007,722
Debentures (Note 12)	740,933	1,517,798
Due to trust accounts (Note 13)	629,396	1,025,431
Call money and funds purchased	5,095,412	5,786,370
Payables under repurchase agreements	11,498,128	12,075,799
Payables under securities lending transactions	5,607,534	6,824,807
Commercial paper	202,256	150,834
Other short-term borrowings	14,948,691	8,894,961
Trading account liabilities	16,696,406	19,402,556
Bank acceptances outstanding	73,909	51,010
Income taxes payable (Note 21)	15,992	17,753
Deferred tax liabilities (Note 21)	12,860	11,705
Accrued expenses	180,785	207,677
Long-term debt	8,953,496	8,482,434
Other liabilities	4,078,889	3,794,052
Total liabilities	157,950,314	155,019,438
Commitments and contingencies (Note 25)
MHFG shareholders' equity:
Preferred stock (Note 16)	453,576	535,971
Common stock (Note 17)-no par value, authorized 24,115,759,000 shares in 2010, and 24,115,759,000 shares in 2011, and issued 15,494,397,690 shares in 2010, and 21,782,185,320 shares in 2011	5,164,160	4,324,705
Accumulated deficit	(2,046,024)	(2,325,109)
Accumulated other comprehensive income, net of tax	104,972	435,832
Less: Treasury stock, at cost-Common stock 9,397,093 shares in 2010, and 5,656,647 shares in 2011	(3,197)	(5,184)
Total MHFG shareholders' equity	3,673,487	2,966,215
Noncontrolling interests (Note 26)	361,869	365,803
Total equity	4,035,356	3,332,018
Total	161,985,670	158,351,456
consolidated VIEs
Assets:
Cash and due from banks	3,731	55,123
Interest-bearing deposits in other banks	41,603	26,048
Trading account assets	738,888	526,555
Investments (Notes 5, 10 and 29):
Investments	271,559	46,446
Loans, net of allowance	2,411,836	2,342,957
Other	82,797	50,543
Total assets	3,550,414.0	3,047,672.0
Foreign:
Commercial paper	172,256	150,834
Other short-term borrowings	1,285	4,489
Trading account liabilities	11,573	9,155
Long-term debt	247,233	112,556
Other liabilities	833,094	189,749
Total liabilities	¥ 1,265,441	¥ 466,783

[1]	Certain amounts for the fiscal year ended March 31, 2010 have been summarized to conform to the current period's presentation.